Investments - Investment in equity investees (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Investment in equity investees	¥ 76,929,667	¥ 0
NIP Group Inc.
Schedule of Equity Method Investments [Line Items]
Investment in equity investees	¥ 76,929,667